Investment Objectives and Goals - Ironclad Managed Risk Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ironclad Managed Risk Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objectives of the Ironclad Managed Risk Fund (the “Fund”) are to seek current income and gains.